Transactions With Related Parties (Details) - Schedule of Loan Activity to Related Parties - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loan Activity to Related Parties [Line Items]
Loan with non-controlled companies	$ 234,331	$ 209,358	$ 3,348
Group entities
Schedule of Loan Activity to Related Parties [Line Items]
Opening balances	952,332	752,817
Loans granted	75,748	274,130
Loans payments	(43,754)	(74,615)
Total	984,326	952,332	752,817
Associates entities
Schedule of Loan Activity to Related Parties [Line Items]
Opening balances	23,570	49,284
Loans granted	7	4,025
Loans payments	(23,570)	(29,739)
Total	7	23,570	49,284
Key Personnel
Schedule of Loan Activity to Related Parties [Line Items]
Opening balances	39,465	39,469
Loans granted	10,209	13,638
Loans payments	(11,983)	(13,642)
Total	37,691	39,465	39,469
Other
Schedule of Loan Activity to Related Parties [Line Items]
Opening balances	1,269	1,321
Loans granted	769,292	90
Loans payments	(16,761)	(142)
Total	$ 753,800	$ 1,269	$ 1,321